Security Deposits	12 Months Ended
Dec. 31, 2012
Security Deposits
Security Deposits

10. Security Deposits

        Security deposits consist of amounts required to secure the Company's performance of its obligations under the operating leases for its New Jersey and New York offices. As of December 31, 2012, such amount was approximately $0.2 million and reflected in the Balance Sheet as Security Deposits.  As of December 31, 2011, such amount was approximately $0.2 million and reflected in the Balance Sheet as Other long-term assets.